14. Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other financial assets	$ 14,076,309	$ 10,481,099
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Disclosure of financial assets [line items]
Other financial assets	12,146,740	4,714,779
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Disclosure of financial assets [line items]
Other financial assets	789,291	5,766,320
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Disclosure of financial assets [line items]
Other financial assets	$ 1,140,278	$ 0